Changes in Goodwill (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Goodwill [Line Items]
Balance at beginning of fiscal year		¥ 11,549	¥ 6,147	¥ 5,635
Goodwill acquired	[1]		7,719
Impairment losses recognized			3,792
Foreign exchange translation		154	1,475	512
Balance at end of fiscal year		11,703	11,549	6,147
Gross amount of goodwill		81,254	80,615	71,421
Accumulated impairment losses		69,551	69,066	65,274
Mizuho Bank Limited
Goodwill [Line Items]
Balance at beginning of fiscal year		11,549	6,147	5,635
Goodwill acquired	[1]		7,719
Impairment losses recognized			3,792
Foreign exchange translation		154	1,475	512
Balance at end of fiscal year		11,703	11,549	6,147
Gross amount of goodwill		81,254	80,615	71,421
Accumulated impairment losses		¥ 69,551	¥ 69,066	¥ 65,274

[1]	Goodwill acquired is entirely related to the acquisition of Banco Mizuho do Brasil S.A.